Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Consolidation, Policy [Policy Text Block]
(a) Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the accounts of Costamare and its wholly owned and majority-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Costamare, as the holding company, determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Accounting Standards Codification (“ASC”) 810 “Consolidation”, a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make financial and operating decisions. Costamare consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%), of the voting interest. Variable interest entities (“VIE”) are entities as defined under ASC 810-10, that, in general, either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company absorbs a majority of an entity’s expected losses, receives a majority of an entity’s expected residual returns, or both. The company with a controlling financial interest, known as the primary beneficiary, is required to consolidate the VIE. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of December 31, 2022 and 2023 no such interest existed.

Use of Estimates, Policy [Policy Text Block]
(b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive Income, Policy [Policy Text Block]
(c) Comprehensive Income / (Loss): In the statement of comprehensive income, the Company presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. The Company follows the provisions of ASC 220 “Comprehensive Income”, and presents items of net income, items of other comprehensive income (“OCI”) and total comprehensive income in two separate but consecutive statements. Reclassification adjustments between OCI and net income are required to be presented separately on the statement of comprehensive income.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(d) Foreign Currency Translation: The functional currency of the Company is the U.S. dollar because the Company’s vessels operate in international shipping markets and, therefore, primarily transact business in U.S. dollars. The Company’s books of accounts are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. dollars at the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of operations.

Cash and Cash Equivalents, Policy [Policy Text Block]
(e) Cash, Cash Equivalents and Restricted Cash: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents. Cash also includes other kinds of accounts that have the general characteristics of demand deposits in that the customer may deposit additional funds at any time and also effectively may withdraw funds at any time without prior notice or penalty.

Restricted cash consists of minimum cash deposits to be maintained at all times under certain of the Company’s loan agreements. Restricted cash also includes bank deposits and deposits in so-called “retention accounts” that are required under the Company’s borrowing arrangements which are used to fund the loan installments coming due. The funds can only be used for the purposes of loan repayment. A reconciliation of the cash, cash equivalents and restricted cash is presented in the table below:

	For the years ended December 31,
	2021	2022	2023
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$276,002	$718,049	$745,544
Restricted cash – current portion	8,856	9,768	10,645
Restricted cash – non-current portion	68,670	83,741	69,015
Total cash, cash equivalents and restricted cash	$353,528	$811,558	$825,204

Receivable [Policy Text Block]
(f) Accounts Receivable, net: The amount shown as receivables, at each balance sheet date, mainly includes receivables from charterers for hire, freight and demurrage, net of any provision for doubtful accounts and accrued interest on these receivables, if any. Operating lease receivables under ASC 842 are not in scope of ASC 326. ASC 842 requires lessors to evaluate the collectability of all lease payments. If collection of all operating lease payments, plus any amount necessary to satisfy a residual value guarantee, is not probable (either at lease commencement or after the commencement date), lease income is constrained to the lesser of cash collected or lease income reflected on a straight-line or another systematic basis, plus variable rent when it becomes accruable. The provision established for doubtful accounts as of December 31, 2022 and 2023, was nil.

Inventory, Policy [Policy Text Block]
(g) Inventories: Inventories consist of bunkers, lubricants and spare parts which are stated at the lower of cost and net realizable value on a consistent basis. Cost is determined by the first in, first out method.

Insurance Claim Receivables [Policy Text Block]
(h) Insurance Claims Receivable: The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company’s fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies and the claim is not subject to litigation. The Company assessed the provisions of “ASC 326 Financial Instruments — Credit Losses” by assessing the counterparties’ credit worthiness and concluded that there is no material impact in the Company’s financial statements.

Property, Plant and Equipment, Policy [Policy Text Block]
(i) Vessels, Net: Vessels are stated at cost, which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise, these amounts are charged to expense as incurred.

The cost of each of the Company’s vessels is depreciated from the date of acquisition on a straight-line basis over the vessel’s remaining estimated economic useful life, after considering the estimated residual value which is equal to the product of vessels’ lightweight tonnage and estimated scrap rate.

Management estimates the useful life of the Company’s container and dry bulk vessels to be 30 and 25 years, respectively, from the date of initial delivery from the shipyard and the estimated scrap rate used to calculate the vessels’ salvage value is $0.300 per lightweight ton for both container and dry bulk vessels. Secondhand container and dry bulk vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

If the estimated economic lives assigned to the Company’s vessels prove to be too long because of unforeseen events such as an extended period of weak markets, the broad imposition of age restrictions by the Company’s customers, new regulations, or other events, the remaining estimated useful life of any affected vessel is adjusted accordingly.

Time Charters Assumed with the Acquisition of Second-hand Vessels, Policy [Policy Text Block]
(j) Time Charters Assumed with the Acquisition of Second-hand Vessels: The Company records identified assets or liabilities associated with the acquisition of a vessel at fair value, determined by reference to market data. The Company values any asset or liability arising from the market value of any time charters assumed when a vessel is acquired from entities that are not under common control. This policy does not apply when a vessel is acquired from entities that are under common control. The amount to be recorded as an asset or liability of the time charter assumed at the date of vessel delivery is based on the difference between the current fair market value of the time charter and the net present value of future contractual cash flows under the time charter.

When the present value of the contractual cash flows of the time charter assumed is greater than its current fair value, the difference is recorded as accrued charter revenue. When the opposite situation occurs, any difference, capped to the vessel’s fair value on a charter free basis, is recorded as unearned revenue. Such assets and liabilities, respectively, are amortized as a reduction of, or an increase in, revenue over the period of the time charter assumed.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(k) Impairment of Long-lived Assets: The Company reviews its vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel might not be recoverable. The Company considers information, such as vessel sales and purchases, business plans and overall market conditions in order to determine if an impairment might exist.

As part of the identification of impairment indicators and Step 1 of impairment analysis the Company computes estimates of the future undiscounted net operating cash flows for each vessel based on assumptions regarding time charter rates, vessels’ operating expenses, vessels’ capital expenditures, vessels’ residual value, fleet utilization and the estimated remaining useful life of each vessel.

Container vessels: The future undiscounted net operating cash flows are determined as the sum of (x) (i) the charter revenues from existing time charters for the fixed fleet days and (ii) an estimated daily time charter rate for the unfixed days (based on the most recent ten year historical average rates after eliminating outliers and without adjustment for any growth rate) over the remaining estimated life of the vessel, assuming an estimated fleet utilization rate, less (y) (i) expected outflows for vessels’ operating expenses assuming an expected increase in expenses of 2.5% over a five-year period, based on management’s estimates taking into consideration the Company’s historical data, (ii) planned dry-docking and special survey expenditures and (iii) management fees expenditures. Charter rates for container shipping vessels are cyclical and subject to significant volatility based on factors beyond the Company’s control. Therefore, the Company considers the most recent ten-year historical average, after eliminating outliers, to be a reasonable estimation of expected future charter rates over the remaining useful life of the Company’s vessels. The Company defines outliers as index values provided by an independent, third-party maritime research services provider. Given the spread of rates between peaks and troughs over the decade, the Company believes the most recent ten-year historical average rates, after eliminating outliers, provide a fair estimate in determining a rate for long-term forecasts. The salvage value used in the impairment test is estimated at $0.300 per light weight ton in accordance with the container vessels’ depreciation policy.

Dry bulk vessels: The future undiscounted net operating cash flows are determined as the sum of (x) (i) the charter revenues from existing time charters for the fixed fleet days and (ii) an estimated daily time charter rate for the unfixed days (using the most recent ten- year average of historical one-year time charter rates available for each type of dry bulk vessel over the remaining estimated life of each vessel, net of commissions), assuming an estimated fleet utilization rate, less (y) (i) expected outflows for vessels’ operating expenses assuming an expected increase in expenses of 2.5% over a five-year period, based on management’s estimates, (ii) planned dry-docking and special survey expenditures and (iii) management fees expenditures. Charter rates for dry bulk vessels are cyclical and subject to significant volatility based on factors beyond the Company’s control. Therefore, the Company considers the most recent ten-year average of historical one-year time charter rates available for each type of dry bulk vessel, to be a reasonable estimation of expected future charter rates over the remaining useful life of its dry bulk vessels. The Company believes the most recent ten-year average of historical one-year time charter rates available for each type of dry bulk vessel provide a fair estimate in determining a rate for long-term forecasts. The salvage value used in the impairment test is estimated at $0.300 per light weight ton in accordance with the dry bulk vessels’ depreciation policy.

The assumptions used to develop estimates of future undiscounted net operating cash flows are based on historical trends as well as future expectations. If those future undiscounted net operating cash flows are greater than a vessel’s carrying value, there are no impairment indications for such vessel. If those future undiscounted net operating cash flows are less than a vessel’s carrying value, including unamortized dry-docking costs (Note 2(m)), the Company proceeds to Step 2 of the impairment analysis for such vessel.

In Step 2 of the impairment analysis, the Company determines the fair value of the vessels that failed Step 1 of the impairment analysis, based on management estimates and assumptions, making use of available market data and taking into consideration third party valuations. Therefore, the Company has categorized the fair value of the vessels as Level 2 in the fair value hierarchy. The difference between the carrying value of the vessels that failed Step 1 of the impairment analysis and their fair value as calculated in Step 2 of the impairment analysis is recognized in the Company’s accounts as impairment loss.

The review of the carrying amounts in connection with the estimated recoverable amount of the Company’s vessels as of December 31, 2023 resulted in an impairment loss of $434. As of December 31, 2021 and 2022, the Company concluded that nil and $1,691, respectively, of impairment loss should be recorded.

Assets Held for Sale [Policy Text Block]
(l) Long-lived Assets Classified as Held for Sale: The Company classifies long lived assets and disposal groups as being held for sale in accordance with ASC 360, Property, Plant and Equipment, when: (i) management, having the authority to approve the action, commits to a plan to sell the asset; (ii) the asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. According to ASC 360-10-35, the fair value less cost to sell of the long-lived asset (disposal group) should be assessed each reporting period it remains classified as held for sale. Subsequent changes in the long-lived asset's fair value less cost to sell (increase or decrease) would be reported as an adjustment to its carrying amount, except that the adjusted carrying amount should not exceed the carrying amount of the long-lived asset at the time it was initially classified as held for sale. These long-lived assets are not depreciated once they meet the criteria to be classified as held for sale and are classified in current assets on the consolidated balance sheet. As of December 31, 2023 and 2022, four dry bulk vessels and two container vessels were classified as Held for sale, respectively.

Accounting for Special Survey and Dry-docking Costs [Policy Text Block]
(m) Accounting for Special Survey and Dry-docking Costs: The Company follows the deferral method of accounting for special survey and dry-docking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the yard and parts used in the dry-docking or special survey. If a survey is performed prior to the scheduled date, the remaining unamortized balances are immediately written off. Unamortized balances of vessels that are sold are written-off and included in the calculation of the resulting gain or loss in the period of the vessel’s sale. Furthermore, unamortized dry-docking and special survey balances of vessels that are classified as Assets held for sale and are not recoverable as of the date of such classification are immediately written-off to the consolidated statement of operations.

Debt, Policy [Policy Text Block]
(n) Financing Costs: Costs associated with new loans or refinancing of existing loans, including fees paid to lenders or required to be paid to third parties on the lender’s behalf for obtaining new loans or refinancing existing loans, are recorded as deferred charges. Deferred financing costs are presented as a deduction from the corresponding liability. Such fees are deferred and amortized to interest and finance costs during the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced, meeting the criteria of debt extinguishment, are expensed in the period the repayment or refinancing is made.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
(o) Concentration of Credit Risk: Financial instruments which potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, accounts receivable, net (included in current and non-current assets), equity method investments, and derivative contracts (interest rate swaps, interest rate caps, cross-currency rate swaps, foreign currency contracts, FFAs and bunkers swap agreements). The Company places its cash and cash equivalents, consisting mostly of deposits, with established financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by the counterparties to its derivative instruments; however, the Company limits its exposure by diversifying among counterparties with high credit ratings. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ and investees’ financial condition and receiving charter hires in advance, and therefore generally does not require collateral for its accounts receivable.

Revenue [Policy Text Block]
(p) Accounting for Voyage Revenues and Expenses: Voyage revenues are primarily generated from time charter or voyage charter agreements. Time charter agreements contain a lease as they meet the criteria of a lease under ASC 842. All agreements contain a minimum non-cancellable period and an extension period at the option of the charterer. Each lease term is assessed at the inception of that lease. Under a time-charter agreement, the charterer pays a daily hire for the use of the vessel and reimburses the owner for hold cleanings, extra insurance premiums for navigating in restricted areas and damages caused by such charterer. Additionally, the owner pays commissions on the daily hire, to both the charterer and the brokers, which are direct costs and are recorded in voyage expenses. Under a time-charter agreement, the owner provides services related to the operation and the maintenance of the vessel, including crew, spares and repairs, which are recognized in operating expenses. Time charter revenues are recognized over the term of the charter as service is provided, when they become fixed and determinable. Revenues from time charter agreements providing for varying annual rates are accounted for as operating leases and thus recognized on a straight-line basis over the non-cancellable rental periods of such agreements, as service is performed. Revenue generated from variable lease payments is recognized in the period when changes in the facts and circumstances on which the variable lease payments are based occur. Unearned revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, including any unearned revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight-line basis.

The charterer may charter the vessel with or without the owner’s crew and other operating services (time charter and bareboat charter, respectively). Thus, the agreed daily rates (hire rates) in the case of time charter agreements also include compensation for part of the agreed crew and other operating and maintenance services provided by the owner (non-lease components). The Company, as lessor, has elected not to allocate the consideration in the agreement to the separate lease and non-lease components, as their timing and pattern of transfer to the charterer, as the lessee, are the same and the lease component, if accounted for separately, would be classified as an operating lease. Additionally, the lease component is considered the predominant component as the Company has assessed that more value is ascribed to the lease of the vessel rather than to the services provided under the time charter contracts.

Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo. The Company has determined that its voyage charter agreements do not contain a lease because the charterer under such contracts does not have the right to control the use of the vessel since the Company, as the ship-owner, retains control over the operations of the vessel, provided also that the terms of the voyage charter are pre-determined, and any change requires the Company’s consent and are therefore considered service contracts that fall under the provisions of ASC 606 “Revenue from contracts with customers”. The Company accounts for a voyage charter when all the following criteria are met: (i) the parties to the contract have approved the contract in the form of a written charter agreement or fixture recap and are committed to perform their respective obligations, (ii) the Company can identify each party’s rights regarding the services to be transferred, (iii) the Company can identify the payment terms for the services to be transferred, (iv) the charter agreement has commercial substance (that is, the risk, timing, or amount of the future cash flows is expected to change as a result of the contract) and (v) it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the services that will be transferred to the charterer. The majority of revenue from voyage charter agreements is collected in advance. The Company has determined that there is one single performance obligation for each of its voyage contracts, which is to provide the charterer with an integrated transportation service within a specified time period. The Company is also engaged in contracts of affreightment which are contracts for multiple voyage charter employments. In addition, the Company has concluded that revenues from voyage charters in the spot market or under contracts of affreightment are recognized ratably over time because the charterer simultaneously receives and consumes the benefits of the Company’s performance as the Company performs. Therefore, since the Company’s performance obligation under each voyage contract is met evenly as the voyage progresses, revenue is recognized on a straight line basis over the voyage days from the loading of cargo to its discharge.

Demurrage income, which is considered a form of variable consideration, is included in voyage revenues, and represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter agreements.

Under voyage charter agreements, all voyage costs are borne and paid by the Company. Voyage expenses consist primarily of brokerage commissions, bunker consumption, port and canal expenses and agency fees related to the voyage. All voyage costs are expensed as incurred with the exception of the contract fulfilment costs that incur from the latter of the end of the previous vessel employment and the contract date and until the commencement of loading the cargo on the relevant vessel, which are capitalized to the extent the Company, in its reasonable judgement, determines that they (i) are directly related to a contract, (ii) are recoverable and (iii) enhance the Company’s resources by putting the Company’s vessel in a location to satisfy its performance obligation under a contract pursuant to the provisions of ASC 340-40 “Other assets and deferred costs”. These capitalized contract fulfilment costs are recorded under “Other current assets” and are amortized on a straight-line basis as the related performance obligations are satisfied. As of December 31, 2022 and 2023, capitalized contract fulfilment costs, which are recorded under “Prepayments and other assets” amounted to nil and $9,637, respectively.

Revenues for 2021, 2022 and 2023 derived from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues) were as follows:

	2021	2022	2023
A	16%	13%	10%
B	20%	18%	9%
C	12%	7%	5%
D	12%	8%	6%
E	5%	8%	12%
Total	65%	54%	42%

Lessee, Operating Leases [Policy Text Block]
(q) Operating leases - Leases for Lessees: Vessel leases, where the Company is regarded as the lessee, are classified as operating leases, based on an assessment of the terms of the lease. According to the provisions of ASC 842-20-30-1, at the commencement date, a lessee shall measure both of the following: a) The lease liability at the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement and b) The right-of-use asset, which shall consist of all of the following: i) The amount of the initial measurement of the lease liability, ii) Any lease payments made to the lessor at or before the commencement date, minus any lease incentives received and iii) Any initial direct costs incurred by the lessee.

After lease commencement, the Company measures the lease liability for operating leases at the present value of the remaining lease payments using the discount rate determined at lease commencement. The right-of-use asset is subsequently measured at the amount of the remeasured lease liability, adjusted for the remaining balance of any lease incentives received, any cumulative prepaid or accrued rent if the lease payments are uneven throughout the lease term and any unamortized initial direct costs. Any changes made to leased assets to customize it for a particular use or need of the lessee are capitalized as leasehold improvements.

In cases of operating lease agreements that meet the definition of ASC 842 for a short-term lease (the lease has a lease term of 12 months or less) and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise, the Company can make the short-term lease election at the commencement date. A lessee that makes the short-term lease election does not recognize a lease liability or right-of-use asset on its balance sheet. Instead, the lessee recognizes lease payments on a straight-line basis over the lease term.

For charter-in arrangements classified as operating leases, lease expense is recognized on a straight-line basis over the rental periods of such charter agreements and is included under the caption “Charter-in hire expenses” in the Consolidated Statement of Operations (see Note 13). Revenues generated from charter-in vessels are included in Voyage revenues in the consolidated statements of operations. During the year ended December 31, 2023 the Company chartered-in 93 third-party vessels. Revenues generated from those charter-in vessels during the year ended December 31, 2023 amounted to $490,679 and are included in Voyage revenues in the consolidated statements of operations, out of which $73,293 constitute sublease income deriving from time charter agreements.

Lease assets used by the Company are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. Measurement of the impairment loss is based on the fair value of the asset. The Company determines the fair value of its lease assets based on management estimates and assumptions by making use of available market data. As of December 31, 2023, the management of the Company has concluded that events and circumstances did not trigger the existence of potential impairment.

Investment in Leaseback Vessels [Policy Text Block]
(r) Investment in leaseback vessels: Investment in leaseback vessels refer to vessels purchased and leased back to the same party as part of a sale and leaseback transaction. These transactions are evaluated under sale and leaseback accounting guidance contained in ASC 842 to determine whether it is appropriate to account for the transaction as a purchase of an asset. If the transfer of the asset to the buyer-lessor does not qualify as a purchase, then the transaction constitutes a failed sale and leaseback and the purchase price paid is accounted for as a loan receivable under ASC 310.

Investments in leaseback vessels are carried at the amount receivable, net of an allowance for credit losses. Collaterals are required to be maintained at a specified minimum level at all times on the basis of the agreements in force. The Company monitors collateral levels and requires counter parties to provide additional collateral, to meet minimum collateral requirements if the fair value of the collateral changes. The Company applies the practical expedient based on collateral maintenance provisions in estimating an allowance for credit losses for Investment in leaseback vessels. An allowance for credit losses on partially secured Investments in leaseback vessels is estimated based on the aging of those receivables. As of December 31, 2023, the fair value of the collaterals held exceeds the amortized cost of the loans receivable and as a result no allowance for credit losses has been recognized.

Derivatives, Policy [Policy Text Block]
(s) Derivative Financial Instruments: The Company enters into interest rate swap contracts, cross-currency swap agreements and interest rate cap agreements with counterparties to manage its exposure to fluctuations of interest rate and foreign currencies risks associated with specific borrowings. Interest rate, differentials paid or received under these swap agreements are recognized as part of the interest expense related to the hedged debt. All derivatives are recognized in the consolidated financial statements at their fair value. On the inception date of the derivative contract, the Company designates the derivative as an accounting hedge of the variability of cash flow to be paid for a forecasted transaction (“cash flow” hedge). Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge are recorded in the consolidated statement of comprehensive income until earnings are affected by the forecasted transaction or the variability of cash flow and are then reported in earnings. Changes in the fair value of undesignated derivative instruments and the ineffective portion of designated derivative instruments are reported in earnings in the period in which those fair value changes occur. Realized gains or losses on early termination of the undesignated derivative instruments are also classified in earnings in the period of termination of the respective derivative instrument. The Company may re-designate an undesignated hedge after its inception as a hedge but then will consider its non-zero value at re-designation in its assessment of effectiveness of the cash flow hedge.

The interest rate caps are accounted for as cash flow hedges when they are expected to be highly effective in hedging variable rate interest payments under certain term loans. Changes in the fair value of the interest rate caps are reported within accumulated other comprehensive income. The initial value of the component excluded from the assessment of effectiveness is recognized in earnings using a systematic and rational method over the life of the hedging instrument. Any amounts excluded from the assessment of hedge effectiveness are presented in the same income statement line being Interest and finance costs where the earnings effect of the hedged item is presented.

The Company formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions.

This process includes linking all derivatives that are designated as cash flow hedges to specific forecasted transactions or variability of cash flow.

The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flow of hedged items. The Company considers a hedge to be highly effective if the change in fair value of the derivative hedging instrument is within 80% to 125% of the opposite change in the fair value of the hedged item attributable to the hedged risk. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, in accordance with ASC 815 “Derivatives and Hedging”.

Also, the Company enters into FFAs to establish market positions in the dry bulk derivative freight markets and to hedge its exposure in the physical dry bulk freight markets and into bunker swap agreements to hedge its exposure to bunker prices. The differentials paid or received under these instruments are recognized in earnings as part of the gain /(loss) on derivative instruments. The Company has not designated these FFAs and bunker swap agreements as hedge accounting instruments.

Furthermore, the Company enters into forward exchange rate contracts to manage its exposure to currency exchange risk on certain foreign currency liabilities. The Company has not designated these forward exchange rate contracts as hedge accounting instruments.

As of December 31, 2023, the Company has elected one of the optional expedients provided in the ASU 2020-04 Reference Rate Reform and its update, that allows an entity to assert that a hedged forecasted transaction referencing LIBOR remains probable of occurring, regardless of the modification or expected modification to the terms of the hedged item to replace the reference rate. The Company applied the accounting relief as relevant contract and hedge accounting relationship modifications were made during the reference rate reform transition period.

Earnings Per Share, Policy [Policy Text Block]
(t) Earnings per Share: Basic earnings per share are computed by dividing net income attributable to common equity holders by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. The Company had no dilutive securities outstanding during the three-year period ended December 31, 2023. Earnings per share attributable to common equity holders are adjusted by the contractual amount of dividends related to the preferred stockholders that accrue for the period.

Fair Value of Financial Instruments, Policy [Policy Text Block]
(u) Fair Value Measurements: The Company follows the provisions of ASC 820 “Fair Value Measurements and Disclosures”, which defines and provides guidance as to the measurement of fair value. This standard defines a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy. ASC 820 applies when assets or liabilities in the financial statements are to be measured at fair value but does not require additional use of fair value beyond the requirements in other accounting principles (Notes 22 and 24).

Segment Reporting, Policy [Policy Text Block]
(v) Segment Reporting: The Company determined that currently it operates under four reportable segments: (1) a container vessels segment, as a provider of worldwide marine transportation services by chartering its container vessels, (2) a dry bulk vessels segment, as a provider of dry bulk commodities transportation services by chartering its dry bulk vessels, (3) a dry bulk operating platform, which charters-in/out dry bulk vessels and enters into contracts of affreightment, FFAs and may also utilize hedging solutions and (4) a ship sale and leaseback business, which acquires, owns and bareboat charters out vessels through its wholly-owned subsidiaries. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company's consolidated financial statements.

Business Combinations and Other Purchase of Business Transactions, Policy [Policy Text Block]
(w) Accounting for transactions under common control: A common control transaction is any transfer of net assets or exchange of equity interests between entities or businesses that are under common control by an ultimate parent or controlling shareholder before and after the transaction. Common control transactions may have characteristics that are similar to business combinations but do not meet the requirements to be accounted for as business combinations because, from the perspective of the ultimate parent or controlling shareholder, there has not been a change in control over the acquiree. Due to the fact common control transactions do not result in a change of control at the ultimate parent or controlling shareholder level, the Company does not account for that at fair value. Rather, common control transactions are accounted for at the carrying amount of the net assets or equity interests transferred.

Consolidation, Subsidiaries or Other Investments, Consolidated Entities, Policy [Policy Text Block]
(x) Non-controlling interest: The Company classifies non-controlling interest of its equity ventures based upon a review of the legal provisions governing the redemption of such interest. Those provisions are embodied within the equity venture’s operating agreement. The Company’s equity ventures that are subject to operating agreement provisions that require the Company to purchase the non-controlling equity holders’ interest upon the occurrence of certain specific triggering events that are not solely within the control of the Company, are classified as redeemable noncontrolling interest in temporary equity. Redeemable noncontrolling interest is initially recorded at its fair value as of the date of issue. Such fair value is determined using various accepted valuation methods, including the income approach, the market approach, the cost approach, and a combination of one or more of these approaches. Subsequent to the closing date of the transaction ,the recorded value for redeemable non-controlling interest is adjusted at the end of each reporting period for (a) comprehensive income (loss) that is attributed to the non-controlling interest, which is calculated by multiplying the non-controlling interest percentage by the comprehensive income (loss) of the equity venture’s during the reporting period, (b) dividends paid to the noncontrolling interest holders during the reporting period, and (c) any other transactions that increase or decrease the Company’s ownership interest in the equity venture, as a result of which the Company retains its controlling interest.

If the Company determines at the end of the reporting period that it is probable that an event would occur to otherwise require the redemption of a redeemable non-controlling interest (redeemable non-controlling interest is currently redeemable), then the Company adjusts the recorded amount to its maximum redemption amount at the reporting date. If the Company determines that it is not probable that an event would occur to otherwise require the redemption of a redeemable non-controlling interest (i.e., the date for such event is not set or such event is not certain to occur), then the redeemable non-controlling interest is not considered currently redeemable, and no further adjustment is required.

Non-redeemable ownership interests in the company's subsidiaries held by parties other than the parent are presented separately from the parent's equity on the Consolidated Balance Sheet. The amount of consolidated net income attributable to the parent and these noncontrolling interests are both presented on the face of the Consolidated Statement of Operations and Consolidated Statement of Stockholders’ Equity.

Equity Method Investments [Policy Text Block]
(y) Equity Method Investments: Investments in the common stock of entities, in which the Company has significant influence, as defined by ASC 323, over operating and financial policies, are accounted for using the equity method. Under this method, the investment in such entities is initially recorded at cost and is adjusted to recognize the Company’s share of the earnings or losses of the investee after the acquisition date and is adjusted for impairment whenever facts and circumstances indicate that a decline in fair value below the cost basis is other than temporary. The amount of the adjustment is included in the determination of net income / (loss). Dividends received from an investee reduce the carrying amount of the investment. When the Company’s share of losses in an investee equals or exceeds its interest in the investee, the Company does not recognize further losses unless the Company has incurred obligations or made payments on behalf of the investee.

Lessee, Leases [Policy Text Block]
(z) Right-of-Use Asset - Finance Leases: The Financial Accounting Standards Board (“FASB”) ASC 842 classifies leases from the standpoint of the lessee at the inception of the lease as finance leases or operating leases. The determination of whether an arrangement is (or contains) a finance lease is based on the substance of the arrangement at the inception date and is assessed in accordance with the criteria set in ASC 842-10-25-2. If none of the criteria in ASC 842-10-25-2 are met, leases are accounted for as operating leases.

Finance leases are accounted for as the acquisition of a finance right-of-use asset and the incurrence of an obligation by the lessee. At the commencement date of the finance lease, a lessee initially measures the lease liability at the present value, using the discount rate determined on the commencement, of the lease payments to be made over the lease term. Subsequently, the lease liability is increased by the interest on the lease liability and decreased by the lease payments during the period. The interest on the lease liability is determined in each period during the lease term as the amount that produces a constant periodic discount rate on the remaining balance of the liability, taking into consideration the reassessment requirements.

A lessee initially measures the finance right-of-use asset at cost which consists of the amount of the initial measurement of the lease liability; any lease payments made to the lessor at or before the commencement date, less any lease incentives received; and any initial direct costs incurred by the lessee. Subsequently, the finance right-of-use asset is measured at cost less any accumulated amortization and any accumulated impairment losses, taking into consideration the reassessment requirements. A lessee shall amortize the finance right-of-use asset on a straight-line basis (unless another systematic basis better represents the pattern in which the lessee expects to consume the right-of-use asset’s future economic benefits) from the commencement date to the earlier of the end of the useful life of the finance right-of-use asset or the end of the lease term. However, if the lease transfers ownership of the underlying asset to the lessee or the lessee is reasonably certain to exercise an option to purchase the underlying asset, the lessee shall amortize the right-of-use asset to the end of the useful life of the underlying asset.

For sale and leaseback transactions, if the transfer is not a sale in accordance with ASC 842-40-25-1 through 25-3, the Company, as seller-lessee - does not derecognize the transferred asset and accounts for the transaction as financing. An excess of carrying value over fair market value at the date of sale would indicate that the recoverability of the carrying amount of an asset should be assessed under the guidelines of ASC 360.

Marketable Securities, Policy [Policy Text Block]
(aa) Investments in Equity and Debt Securities: ASC 825 “Financial Instruments” requires equity securities (including other ownership interests, such as partnerships, unincorporated joint ventures, and limited liability companies, but excluding those accounted for under the equity method, those that result in consolidation of the investee and certain other investments) to be measured at fair value with changes in the fair value recognized through net income. However, for equity investments that don’t have readily determinable fair values and don’t qualify for practical expedient in ASC 820 to estimate fair value using the net asset value (“NAV”) per share (or its equivalent) of the investment, entities may choose to measure those investments at cost, less any impairment. The Company initially recognizes such equity securities at cost. Subsequently, any dividends distributed by the investee to the Company are recognized as income when received, but only to the extent they represent net accumulated earnings of the investee since the Company’s initial recognition of the investment. Net accumulated earnings are recognized as income by the Company only if they are distributed to the investor as dividends. Any dividends received in excess of net accumulated earnings are recognized as a reduction in the carrying amount of the investment. Management evaluates the equity securities for other-than-temporary-impairment at each reporting date. An investment in cost method equity securities is considered impaired if the fair value of the investment is less than its carrying value, in which case the Company recognizes in earnings an impairment loss equal to the difference between their carrying value and their fair value. Consideration is given to significant deterioration in the earnings performance, or business prospects of the investee, significant adverse change in the regulatory, economic, or technological environment of the investee, significant adverse change in the general market condition in which the investee operates, as well as factors that raise significant concerns about the investee’s ability to continue as a going concern.

Held-to-maturity debt securities are initially recognized at cost and subsequently are measured at amortized cost, less expected credit losses. The amortized cost is adjusted for amortization of premiums and accretion of discounts to maturity. Management evaluates debt securities held-to-maturity for expected credit losses at each reporting date.

The Company assessed the provisions of “ASC 326 Financial Instruments — Credit Losses” and calculated the estimated credit loss provision by using the Probability of Default and the Loss Given Default parameters (Note 5). During the year ended December 31, 2021, the Company redeemed / sold the entirety of its investments in debt and equity securities and as such there were no outstanding amounts as of the year-end date.

Compensation Related Costs, Policy [Policy Text Block]
(ab) Stock Based Compensation: The Company accounts for stock-based payment awards granted to Costamare Shipping Services Ltd. (Notes 3 and 16(a)) for the services provided, following the guidance in ASC 505-50 “Equity Based Payments to Non-Employees”. The fair value of the stock-based payment awards is recognized in the line item General and administrative expenses - related parties in the consolidated statements of operations.

Going Concern, Policy [Policy Text Block]
(ac) Going concern: The Company evaluates whether there is substantial doubt about its ability to continue as a going concern by applying the provisions of ASC 205-40. In more detail, the Company evaluates whether there are conditions or events that raise substantial doubt about the Company's ability to continue as a going concern within one year from the date the financial statements are issued. As part of such evaluation, the Company did not identify any conditions that raise substantial doubt about the entity's ability to continue as a going concern. Accordingly, the Company continues to adopt the going concern basis in preparing its consolidated financial statements.

Treasury Stock [Policy Text Block]
(ad) Treasury stock: Treasury stock is stock that is repurchased by the issuing entity, reducing the number of outstanding shares in the open market. When shares are repurchased, they may either be cancelled or held for reissue. If not cancelled, such shares are referred to as treasury shares. The cost of the acquired shares is shown as a deduction in stockholders' equity. Dividends on such shares held in the entity’s treasury should not be reflected as income and are not shown as a reduction in equity. Depending on whether the shares are acquired for reissuance or retirement, treasury shares are accounted for under the cost method or the constructive retirement method. The cost method is also used when the reporting entity’s management has not made decisions as to whether the reacquired shares will be retired, held indefinitely or reissued. The Company elected for the repurchase of its common shares to be accounted for under the cost method. Under this method, the treasury stock account is charged for the aggregate cost of shares reacquired.

Short Term Investments [Policy Text Block]
(ae) Short-term investments: Short-term investments consist of U.S. Treasury Bills with maturities exceeding three months at the time of purchase and are stated at amortized cost, which approximates fair value.

Long Lived Assets, Finance Leases, Policy [Policy Text Block]
(af) Long lived Assets - Financing Arrangements: Following the implementation of ASC 606 Revenue from Contracts with Customers, sale and leaseback transactions, which include an obligation for the Company, as seller-lessee, to repurchase the asset, are precluded from being accounted for the transfer of the asset as sale, as the transaction is classified as a financing by the Company, since it effectively retains control of the underlying asset. As such, the Company does not derecognize the transferred asset, accounts for any amounts received as a financing arrangement and recognizes the difference between the amount of consideration received and the amount of consideration to be paid as interest. Interest costs incurred (i) under financing arrangements that relate to vessels in operation are expensed to Interest and finance costs in the consolidated statement of operations and (ii) under financing arrangements that relate to vessels under construction are capitalized to Vessels and advances, net in the consolidated balance sheets.

Lessor, Sales-type Leases [Policy Text Block]
(ag) Sales-Type leases - Leases for Lessors: If for a vessel lease, where the Company is regarded as the lessor, the lease is classified as a sales-type lease, the carrying amount of the vessel is derecognized and a net investment in the lease is recorded. For a sales-type lease, the net investment in the lease is measured at lease commencement date as the sum of the lease receivable and the estimated residual value of the vessel. Any selling profit or loss arising from a sales-type lease is recorded at lease commencement. Over the term of the lease, the company recognizes finance income on the net investment in the lease and any variable lease payments, which are not included in the net investment in the lease.

The estimated residual value represents the estimated fair value of the vessels under lease at the end of the lease. Estimating residual value has specific risks, and management of these risks is dependent upon the Company’s ability to accurately project future vessel values. The company estimates future fair value of leased vessels by using historical models, analyzing the current market for new and used vessels and obtaining independent valuation analyses.

The company periodically reassess the realizable value of its lease residual values. Anticipated decreases in specific future residual values that are considered to be other-than-temporary are recognized immediately upon identification and are recorded as an adjustment to the residual value estimate. In addition, the Company pursuant to the provisions of “ASC 326 Financial Instruments — Credit Losses” assesses at each reporting period the counterparties’ credit worthiness in order to conclude whether an allowance for credit losses is required to be recognized. For sales-type leases, this reduction lowers the recorded net investment and is recognized as a loss charged to finance income in the period in which the estimate is changed. For the year ended December 31, 2023, no impairment recognition was deemed necessary.

Business Combinations Policy [Policy Text Block]
(ah) Business Combinations: The Company accounts for business combinations using the acquisition method of accounting, which requires that once control is obtained, all the assets acquired, and liabilities assumed are recorded at their respective fair values at the date of acquisition. The determination of fair values of identifiable assets and liabilities requires estimates and the use of valuation techniques when market value is not readily available and requires a significant amount of management judgment. The excess of the purchase price over fair values of identifiable assets acquired and liabilities assumed is recorded as goodwill.

New Accounting Pronouncements, Policy [Policy Text Block]
New Accounting Pronouncements
In November 2023, the FASB issued Accounting Standards Update 2023-07, “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”), which requires disclosures of significant expenses by segment and interim disclosure of items that were previously required on an annual basis. ASU 2023-07 is to be applied on a retrospective basis and is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The Company is evaluating the impact of ASU 2023-07 on disclosures in its consolidated financial statements.